Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common stocks, par value	$ 0.001	$ 0.001
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	27,224,866	22,706,701
Common stock, shares outstanding	23,224,866	22,706,701